UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

(CHECK ONE):  [ ] Form 10-KSB   [ ] Form 20-F   [ ] Form 11-K   [X] Form 10-QSB

              [ ] Form 10-D     [ ] Form N-SAR  [ ] Form N-CSR

               For Quarter Ended:         May 31, 2007

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               Transition Report on Form 10-K

               Transition Report on Form 20-F

               Transition Report on Form 11-K

               Transition Report on Form 10-Q

               Transition Report on Form N-SAR For the

               Transition Period Ended:

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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
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PART I -- REGISTRANT INFORMATION

         MODAVOX, INC.
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Full Name of Registrant

         Surfnet Media Group, Inc.
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Former Name if Applicable

         4636 E. University Dr., Ste. 275
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Address of Principal Executive Office (STREET AND NUMBER)

         PHOENIX, ARIZONA  85034
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City, State and Zip Code
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PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

          (a)  The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.
[X]       (b)  The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
          (c)  The accountant's statement or other exhibit required by Rule
               12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q,10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Modavox, Inc has not been able to prepare all information necessary for its Independent Registered Public Accounting Firm, Malone & Bailey,
P.C., due to the additional accounting required for its acquisition of World Talk Radio, Inc. and the short time between the completion of its financial statements for the year ended February 28, 2007 and this due date.

(Attach extra Sheets if Needed)

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this Notification

DAVID IDE                602              648-6080
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  (Name)              (Area Code)      (Telephone Number)
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(2) Have all other periodic reports required under Section 13 or 15(d) of the
Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
Yes [X]             No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
Yes                 No [X]

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                                  MODAVOX, INC.
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 16, 2007                            By: /S/ DAVID J. IDE
-------------------                            -----------------------
                                                   David J. Ide

Malone & Bailey, PC
Certified Public Accountants

May 25, 2007

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC  20549

Re:      Modavox, Inc.
         File no. 333-57818

We have been unable to complete our audit of the February 28, 2007 financial statements of Modavox, Inc. by the required filing deadline of Form 10-KSB and need additional time to do so.

Malone & Bailey, PC

www.malone-bailey.com

Houston, Texas